PROPERTY AND EQUIPMENT, NET (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017
Property, Plant and Equipment [Line Items]
Depreciation	$ 76,669	$ 50,907	$ 28,934